Net Income (Loss) Per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	0	3,921,931
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	0	2,572,385
Notes payable
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	0	1,349,546